Details of Certain Consolidated Statements of Income Lines (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Total marketing, promotion, rewards and cardmember services	$ 9,971	$ 9,930	$ 8,738
Marketing and promotion [Member]
Component of Operating Other Cost and Expense [Line Items]
Total marketing, promotion, rewards and cardmember services	2,890	2,996	3,147
Cardmember rewards [Member]
Component of Operating Other Cost and Expense [Line Items]
Total marketing, promotion, rewards and cardmember services	6,282	6,218	5,000
Cardmember services [Member]
Component of Operating Other Cost and Expense [Line Items]
Total marketing, promotion, rewards and cardmember services	$ 799	$ 716	$ 591